Cover	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2024
Entity File Number	001-32982
Entity Registrant Name	Atrion Corporation
Entity Central Index Key	0000701288
Entity Tax Identification Number	63-0821819
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Allentown Parkway
Entity Address, City or Town	Allen
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75002
City Area Code	972
Local Phone Number	390-9800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	ATRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false